CONDENSED CONSOLIDATED STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Revenue	$ 521,317	$ 400,547	$ 1,435,132	$ 1,164,116
Cost of sales	(300,040)	(272,984)	(821,284)	(673,024)
Administrative expenses	(91,527)	(72,829)	(284,941)	(226,076)
Net (loss allowance)/reversal of loss allowance on trade receivables	1,597	994	3,397	37,614
Other income	70	56	4,207	7,112
Operating profit	131,417	55,784	336,511	309,742
Finance income	6,412	18,017	11,035	22,030
Finance costs	(231,280)	(76,717)	(570,150)	(218,069)
(Loss)/profit before income tax	(93,451)	(2,916)	(222,604)	113,703
Income tax benefit/(expense)	40,973	(27,531)	7,748	(67,544)
(Loss)/profit for the period	(52,478)	(30,447)	(214,856)	46,159
(Loss)/profit attributable to:
Owners of the Company	(46,532)	(30,022)	(205,694)	47,301
Non-controlling interests	(5,946)	(425)	(9,162)	(1,142)
(Loss)/profit for the period	$ (52,478)	$ (30,447)	$ (214,856)	$ 46,159
(Loss)/income per share-basic $	$ (0.14)	$ (0.10)	$ (0.62)	$ 0.16
(Loss)/income per share-diluted $	$ (0.14)	$ (0.10)	$ (0.62)	$ 0.15
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	$ (52,500)	$ (55,186)	$ (42,864)	$ (39,130)
Other comprehensive loss for the period, net of taxes	(52,500)	(55,186)	(42,864)	(39,130)
Total comprehensive (loss)/income for the period	(104,978)	(85,633)	(257,720)	7,029
Total comprehensive (loss)/income attributable to:
Owners of the Company	(94,533)	(85,197)	(254,527)	8,012
Non-controlling interests	(10,445)	(436)	(3,193)	(983)
Total comprehensive (loss)/income for the period	$ (104,978)	$ (85,633)	$ (257,720)	$ 7,029